Subsequent Event	12 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 20 - Subsequent Event

On September 27, 2016, the board of directors of the Company adopted the 2016 Equity Incentive Plan (“2016 Incentive Plan”), covering 1,442,827 ordinary shares, which represents approximately 15% of the total number of the Company’s current issued and outstanding ordinary shares. The shareholders approved the 2016 Incentive Plan at the special meeting held on October 31, 2016.